Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Subsidiaries Entering/ Exiting/ Merged in to the Scope of Consolidation

Subsidiaries exiting/merged into the scope of consolidation:

Company		Business Unit	Month
Exit:
TIERRA ARGENTEA S.A.	Liquidated	Other Operations	May 2017
TELECOM ITALIA FINANCE IRELAND Limited	Liquidated	Other Operations	October 2017
Merger:
BEIGUA S.r.l.	Merged into Persidera S.p.A.	Domestic	July 2017
TI SPARKLE IRELAND TELECOMMUNICATIONS Limited	Merged into Telecom Italia Sparkle S.p.A.	Domestic	July 2017
OLIVETTI MULTISERVICES S.p.A.	Merged into TIM S.p.A.	Domestic	October 2017
TIM REAL ESTATE S.r.l.	Merged into TIM S.p.A.	Domestic	October 2017
TMI TELEMEDIA INTERNATIONAL DO BRASIL LTDA	Merged into TI Sparkle Brasil Participações Ltda	Domestic	October 2017

Summary of Breakdown by Number of Subsidiaries and Associates

The breakdown by number of subsidiaries and associates of the TIM Group is as follows:

	As of December 31, 2017
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	22	44	66
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	42	44	86

	As of December 31, 2016
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	25	48	73
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	45	48	93

Income Statement [member] | Tim Brazil Group [member]
Summary of Statement of Financial Statement - TIM Brasil Group-Brazil Business Unit

Income Statement Data—TIM Brasil group

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Revenues	4,502	4,047	4,637
Profit (loss) for the year	340	194	324
of which Non-controlling interests	114	65	188

Consolidated statement of financial position [Member] | Tim Brazil Group [member]
Summary of Statement of Financial Statement - TIM Brasil Group-Brazil Business Unit

Statement of Financial Position Data—TIM Brasil group

	Year ended December 31,
	2017	2016
	(millions of euros)
Non-current assets	6,819	7,822
Current assets	1,929	2,956

Total Assets	8,748	10,778

Non-current liabilities	1,703	2,726
Current liabilities	1,852	2,331

Total Liabilities	3,555	5,057

Equity	5,193	5,721
of which Non-controlling interests	1,556	1,705